Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity File Number	1-16027
Entity Registrant Name	LANTRONIX, INC.
Entity Central Index Key	0001114925
Entity Tax Identification Number	33-0362767
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	48 Discovery
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	453-3990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	LTRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false